Dividends - Summary of Dividends (Parenthetical) (Detail) - ¥ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Dividends Paid [abstract]
Dividends proposed per ordinary share	¥ 0	¥ 0.050	¥ 0